Basis of Presentation, Liquidity and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of estimated useful life of property and equipment
Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Summary of warrant liability measured at fair value on a recurring basis
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$1,346	$-	$-	$1,346

Schedule of changes in fair value of contingent consideration

Contingent consideration

Balance at December 31, 2011	$-
Apex earn-out	1,033
Apex bonus consideration	153
Illume Mobile earn-out	107
Changes in fair value	-
Effect of currency translation	53
Balance at December 31, 2012	$1,346

Summary of liabilities measured at estimated fair value using unobservable inputs

Level 3

Balance at December 31, 2012	$-

Fair value of derivative warrants issued in connection with share purchase agreement (see Note 3)	1,099
Adjustments to fair value (reflected in other income)	(166)

Balance at September 30, 2013	$933

Warrant [Member]
Summary of warrant liability measured at fair value on a recurring basis

	Balance	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)

Balance at December 31, 2012	$-	-	-	$-

Balance at September 30, 2013	$933	-	-	$933